Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DSS AmericaFirst Funds
Entity Central Index Key	0001539996
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
DSS AmericaFirst Defensive Growth Fund Class A
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST DEFENSIVE GROWTH FUND
Class Name	CLASS A
Trading Symbol	DGQAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Defensive Growth Fund - Class A - DGQAX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Defensive Growth Fund – Class A	$ 303.00	2.97%

Expenses Paid, Amount	$ 303.00
Expense Ratio, Percent	2.97%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	4.25%	-3.50%	-3.10%
	With sales load	-0.98%	-4.60%	-3.59%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Lipper Alternative Long/Short Equity Funds Index		12.18%	7.62%	4.12%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements
Net Assets	$ 1,043,376
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ (62,709)
Investment Company, Portfolio Turnover	117.53%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $ 1,043,376	PORTFOLIO HOLDINGS: 20	PORTFOLIO TURNOVER: 117.53%	ADVISOR REIMBURSED THE FUND: $(62,709)

Holdings [Text Block]

1.	Federated Hermes Institutional Prime Obligations Fund Institutional Class	11.32%
2.	Eli Lilly & Co.	7.38%
3.	Novo Nordisk A/S	6.02%
4.	McKesson Corp.	5.54%
5.	RTX Corporation	5.18%
6.	Gilead Sciences, Inc.	5.12%
7.	Vertex Pharmaceuticals, Inc.	4.94%
8.	Booking Holdings, Inc.	4.94%
9.	Ventas, Inc.	4.85%
10.	The TJX Companies, Inc.	4.66%

	Total % of Net Assets	53.23%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Defensive Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST DEFENSIVE GROWTH FUND
Class Name	CLASS I
Trading Symbol	DGQIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Defensive Growth Fund - Class I - DGQIX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Defensive Growth Fund – Class I	$ 252.00	2.46%

Expenses Paid, Amount	$ 252.00
Expense Ratio, Percent	2.46%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Class I	4.74%	-3.03%	-2.52%
S&P 500 Total Return Index*	24.56%	15.04%	12.85%
Lipper Alternative Long/Short Equity Funds Index	12.18%	7.62%	4.12%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements
Net Assets	$ 1,043,376
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ (62,709)
Investment Company, Portfolio Turnover	117.53%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $ 1,043,376	PORTFOLIO HOLDINGS: 20	PORTFOLIO TURNOVER: 117.53%	ADVISOR REIMBURSED THE FUND: $(62,709)

Holdings [Text Block]

1.	Federated Hermes Institutional Prime Obligations Fund Institutional Class	11.32%
2.	Eli Lilly & Co.	7.38%
3.	Novo Nordisk A/S	6.02%
4.	McKesson Corp.	5.54%
5.	RTX Corporation	5.18%
6.	Gilead Sciences, Inc.	5.12%
7.	Vertex Pharmaceuticals, Inc.	4.94%
8.	Booking Holdings, Inc.	4.94%
9.	Ventas, Inc.	4.85%
10.	The TJX Companies, Inc.	4.66%

	Total % of Net Assets	53.23%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Defensive Growth Fund Class U
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST DEFENSIVE GROWTH FUND
Class Name	CLASS U
Trading Symbol	DGQUX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Defensive Growth Fund - Class U - DGQUX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Defensive Growth Fund – Class U	$ 353.00	3.47%

Expenses Paid, Amount	$ 353.00
Expense Ratio, Percent	3.47%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	3.72%	-3.99%	-3.61%
	With sales load	1.07%	-4.60%	-3.85%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Lipper Alternative Long/Short Equity Funds Index		12.18%	7.62%	4.12%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.
Net Assets	$ 1,043,376
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ (62,709)
Investment Company, Portfolio Turnover	117.53%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $ 1,043,376	PORTFOLIO HOLDINGS: 20	PORTFOLIO TURNOVER: 117.53%	ADVISOR REIMBURSED THE FUND: $(62,709)

Holdings [Text Block]

1.	Federated Hermes Institutional Prime Obligations Fund Institutional Class	11.32%
2.	Eli Lilly & Co.	7.38%
3.	Novo Nordisk A/S	6.02%
4.	McKesson Corp.	5.54%
5.	RTX Corporation	5.18%
6.	Gilead Sciences, Inc.	5.12%
7.	Vertex Pharmaceuticals, Inc.	4.94%
8.	Booking Holdings, Inc.	4.94%
9.	Ventas, Inc.	4.85%
10.	The TJX Companies, Inc.	4.66%

	Total % of Net Assets	53.23%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Income Fund Class A
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST INCOME FUND
Class Name	CLASS A
Trading Symbol	AFPAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class A - AFPAX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class A	$272.00	2.60%

Expenses Paid, Amount	$ 272.00
Expense Ratio, Percent	2.60%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	8.94%	2.38%	0.38%
	With sales load	5.49%	1.72%	0.05%
S&P 500 Total Return Index		24.56%	15.04%	12.85%
Bloomberg Aggregate Bond Index		2.63%	-0.23%	1.35%
Lipper Flexible Portfolio Funds Index		11.48%	7.02%	5.86%

Performance Table Market Index Changed [Text Block]	*The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements
Net Assets	$ 18,245,212
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 127,770
Investment Company, Portfolio Turnover	155.61%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $18,245,212	PORTFOLIO HOLDINGS: 49	PORTFOLIO TURNOVER: 155.61%	ADVISORY FEES PAID BY FUND: $127,770

Holdings [Text Block]

1.	Apple, Inc.	5.22%
2.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	3.23%
3.	Broadcom, Inc.	3.13%
4.	UnitedHealth Group, Inc.	3.06%
5.	Hercules Capital, Inc.	3.04%
6.	The Home Depot, Inc.	2.97%
7.	Hewlett Packard Enterprise Co.	2.93%
8.	Dell Technologies, Inc.	2.63%
9.	Newmont Corp.	2.56%
10.	Amgen, Inc.	2.52%
	Total % of Net Assets	31.29%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Income Fund Class I
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST INCOME FUND
Class Name	CLASS I
Trading Symbol	AFPIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class I - AFPIX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class I	$188.00	1.79%

Expenses Paid, Amount	$ 188.00
Expense Ratio, Percent	1.79%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Ten Year
Class I	9.86%	3.11%	1.15%
S&P 500 Total Return Index*	24.56%	15.04%	12.85%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	1.35%
Lipper Flexible Portfolio Funds Index	11.48%	7.02%	5.86%

Net Assets	$ 18,245,212
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 127,770
Investment Company, Portfolio Turnover	155.61%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $18,245,212	PORTFOLIO HOLDINGS: 49	PORTFOLIO TURNOVER: 155.61%	ADVISORY FEES PAID BY FUND: $127,770

Largest Holdings [Text Block]

top ten holdings

1.	Apple, Inc.	5.22%
2.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	3.23%
3.	Broadcom, Inc.	3.13%
4.	UnitedHealth Group, Inc.	3.06%
5.	Hercules Capital, Inc.	3.04%
6.	The Home Depot, Inc.	2.97%
7.	Hewlett Packard Enterprise Co.	2.93%
8.	Dell Technologies, Inc.	2.63%
9.	Newmont Corp.	2.56%
10.	Amgen, Inc.	2.52%
	Total % of Net Assets	31.29%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Income Fund Class U
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST INCOME FUND
Class Name	CLASS U
Trading Symbol	AFPUX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Income Fund - Class U - AFPUX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Income Fund – Class U	$322.00	3.09%

Expenses Paid, Amount	$ 322.00
Expense Ratio, Percent	3.09%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	8.57%	1.83%	-0.14%
	With sales load	6.51%	1.41%	-0.35%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Bloomberg Aggregate Bond Index		2.63%	-0.23%	1.35%
Lipper Flexible Portfolio Funds Index		11.48%	7.02%	5.86%

Performance Table Market Index Changed [Text Block]	*The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements
Net Assets	$ 18,245,212
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 127,770
Investment Company, Portfolio Turnover	155.85%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $18,245,212	PORTFOLIO HOLDINGS: 49	PORTFOLIO TURNOVER: 155.85%	ADVISORY FEES PAID BY FUND: $127,770

Largest Holdings [Text Block]

top ten holdings

1.	Apple, Inc.	5.22%
2.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	3.23%
3.	Broadcom, Inc.	3.13%
4.	UnitedHealth Group, Inc.	3.06%
5.	Hercules Capital, Inc.	3.04%
6.	The Home Depot, Inc.	2.97%
7.	Hewlett Packard Enterprise Co.	2.93%
8.	Dell Technologies, Inc.	2.63%
9.	Newmont Corp.	2.56%
10.	Amgen, Inc.	2.52%
	Total % of Net Assets	31.29%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Large Cap Share Buyback Fund Class A
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND
Class Name	CLASS A
Trading Symbol	SBQAX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Large Cap Share Buyback Fund - Class A - SBQAX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Large Cap Share Buyback Fund – Class A	$244.00	2.22%

Expenses Paid, Amount	$ 244.00
Expense Ratio, Percent	2.22%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Commencement of Operations through June 30, 2024 (1)
Class A	Without sales load	20.07%	8.64%	8.60%
	With sales load	14.09%	7.54%	7.84%
S&P 500 Total Return Index*		24.56%	15.04%	14.52%
Lipper Multi-Cap Core Funds Index		21.58%	13.31%	12.57%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements
Net Assets	$ 2,376,729
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ (51,527)
Investment Company, Portfolio Turnover	76.48%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $2,376,729	PORTFOLIO HOLDINGS: 33	PORTFOLIO TURNOVER: 76.48%	ADVISOR REIMBURSED THE FUND: $(51,527)

Holdings [Text Block]

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	11.46%
2.	FedEx Corp.	5.46%
3.	Dell Technologies, Inc.	5.07%
4.	Apple, Inc.	4.97%
5.	Microsoft Corp.	4.96%
6.	KLA Corp.	3.99%
7.	Lam Research Corp.	3.99%
8.	Meta Platforms Inc.-Class A	3.95%
9.	Alphabet, Inc. Class A	3.49%
10.	Applied Materials, Inc.	3.40%
	Total % of Net Assets	50.74%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Large Cap Share Buyback Fund Class I
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND
Class Name	CLASS I
Trading Symbol	SBQIX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Large Cap Share Buyback Fund - Class I - SBQIX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Large Cap Share Buyback Fund – Class I	$218.00	1.98%

Expenses Paid, Amount	$ 218.00
Expense Ratio, Percent	1.98%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

	One Year	Five Year	Commencement of Operations through June 30, 2024 (1)
Class I	20.42%	8.95%	9.04%
S&P 500 Total Return Index*	24.56%	15.04%	14.52%
Lipper Multi-Cap Core Funds Index	21.58%	13.31%	12.57%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.
Net Assets	$ 2,376,729
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ (51,527)
Investment Company, Portfolio Turnover	76.48%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $2,376,729	PORTFOLIO HOLDINGS: 33	PORTFOLIO TURNOVER: 76.48%	ADVISOR REIMBURSED THE FUND: $(51,527)

Largest Holdings [Text Block]

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	11.46%
2.	FedEx Corp.	5.46%
3.	Dell Technologies, Inc.	5.07%
4.	Apple, Inc.	4.97%
5.	Microsoft Corp.	4.96%
6.	KLA Corp.	3.99%
7.	Lam Research Corp.	3.99%
8.	Meta Platforms Inc.-Class A	3.95%
9.	Alphabet, Inc. Class A	3.49%
10.	Applied Materials, Inc.	3.40%
	Total % of Net Assets	50.74%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Large Cap Share Buyback Fund Class U
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST LARGE CAP SHARE BUYBACK FUND
Class Name	CLASS U
Trading Symbol	SBQUX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Large Cap Share Buyback Fund - Class U - SBQUX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Large Cap Share Buyback Fund – Class U	$327.00	2.98%

Expenses Paid, Amount	$ 327.00
Expense Ratio, Percent	2.98%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Commencement of Operations through June 30, 2024 (1)
Class U	Without sales load	19.18%	7.81%	7.86%
	With sales load	16.19%	7.27%	7.48%
S&P 500 Total Return Index*		24.56%	15.04%	14.52%
Lipper Multi-Cap Core Funds Index		21.58%	13.31%	12.57%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements.
Net Assets	$ 2,376,729
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ (51,527)
Investment Company, Portfolio Turnover	76.48%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $2,376,729	PORTFOLIO HOLDINGS: 33	PORTFOLIO TURNOVER: 76.48%	ADVISOR REIMBURSED THE FUND: $(51,527)

Largest Holdings [Text Block]

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	11.46%
2.	FedEx Corp.	5.46%
3.	Dell Technologies, Inc.	5.07%
4.	Apple, Inc.	4.97%
5.	Microsoft Corp.	4.96%
6.	KLA Corp.	3.99%
7.	Lam Research Corp.	3.99%
8.	Meta Platforms Inc.-Class A	3.95%
9.	Alphabet, Inc. Class A	3.49%
10.	Applied Materials, Inc.	3.40%
	Total % of Net Assets	50.74%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name	CLASS A
Trading Symbol	ABRFX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class A - ABRFX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class A	$305.00	2.87%

Expenses Paid, Amount	$ 305.00
Expense Ratio, Percent	2.87%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class A	Without sales load	12.36%	1.28%	1.48%
	With sales load	6.75%	0.24%	0.96%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Lipper Absolute Return Funds Index		10.51%	3.57%	2.37%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements
Net Assets	$ 4,634,376
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ (8,732)
Investment Company, Portfolio Turnover	290.73%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $4,634,376	PORTFOLIO HOLDINGS: 31	PORTFOLIO TURNOVER: 290.73%	ADVISOR REIMBURSED THE FUND: $(8,732)

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	13.86%
2.	Apple, Inc.	5.48%
3.	Microsoft Corp.	5.47%
4.	Eli Lilly & Co.	4.93%
5.	Super Micro Computer, Inc.	4.57%
6.	Amazon.com, Inc.	4.40%
7.	Broadcom, Inc.	4.30%
8.	Novo Nordisk A/S	4.25%
9.	GE Vernova, Inc.	4.06%
10.	Dell Technologies, Inc.	3.76%
	Total % of Net Assets	55.08%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name	CLASS I
Trading Symbol	ABRWX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class I - ABRWX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Risk-On Risk-Off – Class I	$172.00	1.61%

Expenses Paid, Amount	$ 172.00
Expense Ratio, Percent	1.61%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL RETURNS
	One Year	Five Year	Ten Year
Class I	13.77%	2.51%	2.64%
S&P 500 Total Return Index*	24.56%	15.04%	12.85%
Lipper Absolute Return Funds Index	10.51%	3.57%	2.37%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements
Net Assets	$ 4,634,376
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ (8,732)
Investment Company, Portfolio Turnover	290.73%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $4,634,376	PORTFOLIO HOLDINGS: 31	PORTFOLIO TURNOVER: 290.73%	ADVISOR REIMBURSED THE FUND: $(8,732)

Largest Holdings [Text Block]

top ten holdings

1.	Federated Hermes Institutional Prime Obligations Fund - Institutional Class 5.30%	13.86%
2.	Apple, Inc.	5.48%
3.	Microsoft Corp.	5.47%
4.	Eli Lilly & Co.	4.93%
5.	Super Micro Computer, Inc.	4.57%
6.	Amazon.com, Inc.	4.40%
7.	Broadcom, Inc.	4.30%
8.	Novo Nordisk A/S	4.25%
9.	GE Vernova, Inc.	4.06%
10.	Dell Technologies, Inc.	3.76%
	Total % of Net Assets	55.08%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Shareholder Report [Line Items]
Fund Name	DSS AMERICAFIRST RISK-ON RISK-OFF FUND
Class Name	CLASS U
Trading Symbol	ABRUX
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Risk-On Risk-Off - Class U - ABRUX for the period July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://americafirst.fund/. You can also request this information by contacting us at 1-877-217-8501.

Additional Information Phone Number	1-877-217-8501
Additional Information Website	https://americafirst.fund/
Expenses Paid, Amount	$ 357.00
Expense Ratio, Percent	3.37%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

		One Year	Five Year	Ten Year
Class U	Without sales load	11.80%	0.79%	0.98%
	With sales load	8.99%	0.28%	0.72%
S&P 500 Total Return Index*		24.56%	15.04%	12.85%
Lipper Absolute Return Funds Index		10.51%	3.57%	2.37%

Performance Table Market Index Changed [Text Block]	* The Fund’s primary benchmark was changed to the S&P 500 Total Return Index to conform with new regulatory requirements
Net Assets	$ 4,634,376
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ (8,732)
Investment Company, Portfolio Turnover	290.73%
Additional Fund Statistics [Text Block]	Fund statistics
NET ASSETS: $4,634,376	PORTFOLIO HOLDINGS: 31	PORTFOLIO TURNOVER: 290.73%	ADVISOR REIMBURSED THE FUND: $(8,732)

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended June 30, 2024.
Updated Prospectus Phone Number	1-877-217-8501
Updated Prospectus Web Address	https://americafirst.fund/